REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated revenue information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	₽ 8,266	₽ 6,033	₽ 3,972
At a point in time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	2,765	1,685	1,095
Over time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	5,501	4,348	2,877
Listing revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	4,812	3,699	2,383
Listing revenue | Over time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	4,812	3,699	2,383
Lead generation revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	2,368	1,332	994
Lead generation revenue | At a point in time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	2,368	1,332	994
Display advertising revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	650	601	456
Display advertising revenue | Over time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	650	601	456
Other revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	436	401	139
Other revenue | At a point in time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	397	353	101
Other revenue | Over time
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue from contracts with customers	₽ 39	₽ 48	₽ 38